RECENT ACCOUNTING PRONOUNCEMENTS Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 59,437	$ 17,951	$ 38,254
Other current assets	5,359	3,084	13
Accrued expenses	37,031	38,208	38,809
Retained (deficit) earnings	(295,118)	$ (289,134)	(272,503)
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	91,287		38,254
Other current assets	(51)		13
Accrued expenses	37,990		38,809
Retained (deficit) earnings	(269,637)		(272,503)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	(31,850)		(20,303)
Other current assets	5,410		3,071
Accrued expenses	(959)		(601)
Retained (deficit) earnings	$ (25,481)		$ (16,631)